Commitments and Guarantees (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Aviation [Member]
Commitments
Long-term purchase commitment	$ 2,887
Credit Support [Member]
Guarantees
Liability for arrangements	38
Other Commitment	2,519
Indemnification Agreement [Member]
Guarantees
Residual value guarantee	28
Liability for arrangements	10
Other Commitment	811
Used Aircraft Order [Member] | Ge Capital Aviation Services [Member]
Commitments
Long-term purchase commitment	2,144
Aircraft Order List [Member] | Ge Capital Aviation Services [Member]
Commitments
Long-term purchase commitment	$ 25,232